Share-Based Payments - Inputs to Models Used for Deriving Fair Value of Stock Options Granted (Detail)		12 Months Ended
	Jul. 29, 2019 JPY (¥) ¥ / shares	Jul. 18, 2017 JPY (¥) ¥ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	36.60%
Risk-free interest rate	(0.15%)
Expected life of stock options (years)	10
Exercise price (yen) | ¥ / shares	¥ 3,500	¥ 4,206
Fair value per common share at the grant date (yen) | ¥	¥ 3,500	¥ 3,840
Model used	Binomial option pricing model	Black-Scholes
Bottom of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Expected volatility		44.90%
Risk-free interest rate		(0.04%)
Expected life of stock options (years)		5.5	2	2	2
Top of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Expected volatility		45.70%
Risk-free interest rate		(0.00%)
Expected life of stock options (years)		7	8	8	8